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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

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Report for the Calendar Year or Quarter Ended:            December 31, 2006
                                                    ------------------------------
Check here if Amendment                             [ ] Amendment Number :[ ]
This Amendment (Check only one.):                   [ ] is a restatement
                                                    [ ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

Name:       Trenton Capital Management, Ltd.

Address:    5956 Sherry Lane, Suite 1810
            Dallas, Texas 75225

Form 13F File Number: _________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tyler F. Burke

Title:   President of the General Partner of Trenton Capital Management, Ltd.

Phone:   (214) 691-1734

Signature, Place, and Date of Signing:

       /s/ Tyler F. Burke           Dallas, TX               February 14, 2007
       ------------------          -------------             -----------------
           (Signature)             (City, State)                   (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          ------------
Form 13F Information Table Entry Total:        25
                                          ------------
Form 13F Information Table Value Total:      95,209    (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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       COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7         COLUMN 8
------------------------ ------------- ---------- -------- ---------------------------- ---------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                                                                                                            ------------------------
    NAME OF ISSUER          TITLE OF      CUSIP    VALUE    SHRS OR     SH/PRN PUT/CALL INVESTMENT  OTHER     SOLE     SHARED  NONE
                             CLASS                (X1000)   PRN AMT                     DISCRETION MANAGERS
                         -------------            -------- ---------                    ---------- --------
ABX AIR INC                   COM       00080S101   9702   1,400,000    SH      N/A       SOLE        0      1,400,000    0     0
AMARIN CORP PLC          SPONSORED ADR  023111107   2850   1,250,000    SH      N/A       SOLE        0      1,250,000    0     0
ASPREVA PHARMACEUTICALS
 CORP                         COM       04538T109   2566     125,000    SH      N/A       SOLE        0        125,000    0     0
CALLWAVE INC DEL              COM       13126N101   2152     800,000    SH      N/A       SOLE        0        800,000    0     0
CHIPMOS TECH BERMUDA LTD      SHS       G2110R106   5432     800,000    SH      N/A       SOLE        0        800,000    0     0
FIVE STAR QUALITY CARE INC    COM       33832D106   9087     815,000    SH      N/A       SOLE        0        815,000    0     0
GEMSTAR TV GUIDE INTL INC     COM       36866W106   4411   1,100,000    SH      N/A       SOLE        0      1,100,000    0     0
GENE LOGIC INC                COM       368689105   1378     894,671    SH      N/A       SOLE        0        894,671    0     0
HORIZON OFFSHORE INC        COM NEW     44043J204   3668     225,000    SH      N/A       SOLE        0        225,000    0     0
HURRAY HLDGS CO LTD      SPONSORED ADR  447773102   2480     400,000    SH      N/A       SOLE        0        400,000    0     0
KHD HUMBOLT WEDAG INTL        COM       482462108   4008     100,000    SH      N/A       SOLE        0        100,000    0     0
MILACRON INC                  COM       598709103    392     490,600    SH      N/A       SOLE        0        490,600    0     0
MUELLER WTR PRODS INC      COM SER A    624758108   3651     245,000    SH      N/A       SOLE        0        245,000    0     0
NOVASTAR FINL INC             PUT       669947950    281       4,320    SH      PUT       SOLE        0          4,320    0     0
NUVELO INC                  COM NEW     67072M301   2000     500,000    SH      N/A       SOLE        0        500,000    0     0
PAIN THERAPEUTICS             COM       69562K100   2670     300,000    SH      N/A       SOLE        0        300,000    0     0
PHH CORP                    COM NEW     693320202   9383     325,000    SH      N/A       SOLE        0        325,000    0     0
PLANAR SYSTEMS INC            COM       726900103   3385     350,000    SH      N/A       SOLE        0        350,000    0     0
ROSETTA RESOURCES INC         COM       777779307   5235     280,400    SH      N/A       SOLE        0        280,400    0     0
SPECTRUM PHARMACEUTICALS INC  COM       84763A108   3871     700,000    SH      N/A       SOLE        0        700,000    0     0
VIACOM INC NEW                CL A      92553P102   5126     125,000    SH      N/A       SOLE        0        125,000    0     0
WALTER INDUSTRIES INC         COM       93317Q105   4058     150,000    SH      N/A       SOLE        0        150,000    0     0
WESTERN UN CO                 COM       959802109   4484     200,000    SH      N/A       SOLE        0        200,000    0     0
WIDEPOINT CORP                COM       967590100    653     294,000    SH      N/A       SOLE        0        294,000    0     0
ZILA INC                 COM PAR $0.01  989513205   2286     900,000    SH      N/A       SOLE        0        900,000    0     0
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